Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2025
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG common shareholders	(14,009)	912,473	593,393

Effect of dilutive securities	—	—	—

Net income (loss) attributable to common shareholders after assumed conversions	(14,009)	912,473	593,393

	2023	2024	2025

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,596	2,536,775	2,529,903

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	—	325	379

Weighted average common shares after assumed conversions	2,536,596	2,537,100	2,530,282

	2023	2024	2025

	(in yen)
Earnings per common share:
Basic net income (loss) per common share	(5.52)	359.70	234.55

Diluted net income (loss) per common share (Note)	(5.52)	359.65	234.52

Note:
For the fiscal years ended March 31, 2023, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal years ended March 31, 2023, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.